Inventory (Tables)	6 Months Ended
Jun. 30, 2023
Inventory [Abstract]
Disclosure Of Inventory Information Explanatory
Inventory as of June 30, 2023 and December 31, 2022 consisted of the following:

(in KUSD)	As of June 30, 2023	As of December 31, 2022
Work in process	19,015	18,165
Finished goods	413	399
Total inventory	19,428	18,564